SHARE-BASED PAYMENTS - Share Option Plan (Details) shares in Thousands														12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Nov. 13, 2018 shares	Oct. 10, 2018 shares	Aug. 15, 2018 shares	Jul. 10, 2018 shares	May 14, 2018 shares	Mar. 06, 2018 shares	Dec. 08, 2017 shares	Nov. 14, 2017 shares	Oct. 11, 2017 shares	Aug. 14, 2017 shares	May 16, 2017 shares	Mar. 07, 2017 shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Share-based Payment Arrangements [Abstract]
Options outstanding, beginning balance (in shares) | shares														15,677	14,310
Granted (in shares) | shares	34	939	94	961	424	310	1,993	77	784	40	868	64	1,697	4,755	3,530
Exercised (in shares) | shares														(1,729)	(1,405)
Forfeited (in shares) | shares														(523)	(502)
Expired (in shares) | shares														(252)	(256)
Options outstanding, ending balance (in shares) | shares	17,928													17,928	15,677
Weighted average exercise price, outstanding, beginning balance (in CAD per share) | $														$ 40.94	$ 39.68
Weighted average exercise price, granted (in CAD per share) | $														43.86	43.28
Weighted average exercise price, exercised (in CAD per share) | $														35.34	33.03
Weighted average exercise price, forfeited (in CAD per share) | $														41.56	40.58
Weighted average exercise price, expired (in CAD per share) | $														49.2	47.15
Weighted average exercise price, outstanding, ending balance (in CAD per share) | $	$ 42.12													$ 42.12	$ 40.94